Financial instruments and risk management - Maturity analysis for financial liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	$ 47,378,242
Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	7,159,554
Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	40,218,688
Jet fuel Zero-Cost collars
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		$ 122,948
Jet fuel Zero-Cost collars | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		122,948
Lease liabilities
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		45,025,973	$ 37,648,423
Lease liabilities | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		6,306,148	6,804,194
Lease liabilities | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		38,719,825	30,844,229
Aircraft, engines, land and buildings leases
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	40,517,045
Aircraft, engines, land and buildings leases | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	4,720,505
Aircraft, engines, land and buildings leases | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	35,796,540
Aircraft, engines, land and buildings leases | Lease liabilities
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		39,565,146	32,523,704
Aircraft, engines, land and buildings leases | Lease liabilities | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		4,976,454	4,213,417
Aircraft, engines, land and buildings leases | Lease liabilities | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		34,588,692	28,310,287
Aircraft and engine lease return obligation
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	1,852,688
Aircraft and engine lease return obligation | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	383,093
Aircraft and engine lease return obligation | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	1,469,595
Aircraft and engine lease return obligation | Lease liabilities
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		1,831,045	1,647,977
Aircraft and engine lease return obligation | Lease liabilities | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		10,851	193,187
Aircraft and engine lease return obligation | Lease liabilities | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		1,820,194	1,454,790
Revolving line of credit
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	3,308,509	3,045,574	2,528,388
Revolving line of credit | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	1,855,956	734,635	1,449,236
Revolving line of credit | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	1,452,553	2,310,939	1,079,152
Short-term working capital facilities
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	200,000	461,260	948,354
Short-term working capital facilities | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	200,000	$ 461,260	$ 948,354
Asset backed trust notes ("CEBUR"), in Mexican pesos
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	1,500,000
Asset backed trust notes ("CEBUR"), in Mexican pesos | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	$ 1,500,000